Deferred Tax Balances - Schedule of Current Tax Expense (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Current Tax Expense [Line Items]
Net Loss before taxes	€ 5,089,998	€ 4,870,580	€ 1,226,855
Non-deductible for tax purposes	1,678,703
Net Loss post non-deductibles	5,089,998	4,870,580
Expected income tax (recovery)/payable – Total	(509,015)
Tax loss not recognized		(52)	225,480
Reversal of opening provision for tax	(41,137)
Unrecognized Deferred Tax Assets	509,015
Current tax expenses	(41,137)	41,085
Ireland [Member]
Schedule of Current Tax Expense [Line Items]
Expected income tax (recovery)/payable – Total	(309,123)
Italy [Member]
Schedule of Current Tax Expense [Line Items]
Expected income tax (recovery)/payable – Total	(181,819)	41,137
North Macedonia [Member]
Schedule of Current Tax Expense [Line Items]
Expected income tax (recovery)/payable – Total	€ (18,073)